Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Reconciliation of Cash and Restricted Cash

The following table provides a reconciliation of cash and restricted cash at December 31, 2018 and 2019 as reported within the consolidated balance sheets to the same such amounts shown in the consolidated statements of cash flows (in thousands):

	2018	2019
Cash	$40,826	$310,262
Restricted cash	—	50,995

Cash and restricted cash	$40,826	$361,257